Goodwill and Intangible Assets-Estimated Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 302
2015	269
2016	240
2017	215
2018	$ 180